CONTRACTUAL COMMITMENTS - Lease Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis of operating lease payments [line items]
Lease obligations	$ 1,844	$ 2,131
Less than 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Lease obligations	307	368
1 to 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease obligations	841	920
5+ years
Disclosure of maturity analysis of operating lease payments [line items]
Lease obligations	$ 696	$ 843